OTHER INFORMATION (Details Narrative) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Other Information
Base Equity Value	$ 350,000
Income (Loss) as personnel expenses | €		€ 6,028	€ 1,858	€ 2,246
Cash	2,700
Investment	5,000
Other investment	$ 7,500